Leasing Arrangements - Minimum Contractual Commitments under Long-Term Operating Leases (Detail) $ in Thousands	Dec. 27, 2014 USD ($)
Leases [Abstract]
2015, Operating Leases	$ 5,048
2016, Operating Leases	4,061
2017, Operating Leases	3,223
2018, Operating Leases	2,018
2019, Operating Leases	1,469
2015, Royalty Agreements	3,303
2016, Royalty Agreements	4,711
2017, Royalty Agreements	4,973
2018, Royalty Agreements	4,522
2019, Royalty Agreements	$ 4,265